Annual Total Returns (Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares Retail) (Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares)	12 Months Ended
Oct. 31, 2013
Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares
Annual Total Return
2013	(1.56%)
2012	5.70%
2011	9.62%
2010	2.13%
2009	10.22%
2008	(0.14%)
2007	3.43%
2006	4.43%
2005	2.24%
2004	3.23%